UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22833

TCG Financial Series Trust VIII

 (Exact name of registrant as specified in charter)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

(Address of Principal Executive Offices) (Zip Code)

c/o Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2, Huntington, NY 11743

 (Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla, Esq.

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

(614) 469-3200

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

TCG Premier

Money Market Fund

Institutional Class (GRIXX)

December 31, 2016

(Unaudited)

TCG PREMIER MONEY MARKET FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund's investments by investment type as a percentage of net assets.

Money Market Fund, 2.10%
Certificates of Deposits, 3.28%
Other Assets Less Liabilities, Net, 0.07%
Bank Deposits, 94.55%

Please refer to the Schedule of Investments for a detailed analysis of the Fund's holdings.

TCG Premier Money Market Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Security Description	Location of Investment	Coupon/Yield	Maturity/ Demand Date	Principal Amount or Shares	Value

BANK DEPOSITS - 94.58%
Access National Bank *	Virginia	1.15%	1/1/2017	$ 245,000	$ 245,000
Amalgamated Bank *	New York	0.90%	1/1/2017	245,000	245,000
American Plus Bank, N.A. *	California	1.00%	1/7/2017	247,950	247,950
Androscoggin Savings Bank *	Maine	0.75%	1/7/2017	245,000	245,000
Apple Bank for Savings *	New York	0.75%	1/7/2017	245,000	245,000
Atlantic Coast Bank *	Florida	0.75%	1/7/2017	100,193	100,193
Banco do Brazil *	Florida	0.25%	1/7/2017	1,036	1,036
Banesco *	Florida	1.00%	1/1/2017	248,557	248,557
Bank of Commerce Stilwell *	Oklahoma	0.50%	1/7/2017	245,652	245,652
Bank of Internet *	California	0.80%	1/7/2017	246,260	246,260
Bank of North Carolina *	North Carolina	1.15%	1/1/2017	245,000	245,000
Bank of Santa Clarita *	California	0.75%	1/7/2017	246,989	246,989
Bank Of The Cascades *	Oregon	1.00%	1/1/2017	249,500	249,500
Bank of the Ozarks *	Arkansas	0.60%	1/7/2017	245,913	245,913
Bank of Wisconsin Dells *	Wisconsin	0.90%	1/1/2017	245,000	245,000
Bank SNB *	Oklahoma	1.15%	1/1/2017	245,000	245,000
BankUnited, FSB *	Florida	0.74%	1/7/2017	247,274	247,274
Bb&T *	North Carolina	0.75%	1/7/2017	245,000	245,000
BBVA Compass *	Alabama	0.20%	1/7/2017	100,084	100,084
Berkshire Bank *	Massachusetts	0.90%	1/1/2017	245,000	245,000
Blackhawk Bank *	Wisconsin	0.70%	1/7/2017	246,880	246,880
BOKF, National Association *	Oklahoma	0.75%	1/7/2017	245,000	245,000
Capital Bank of New Jersey *	New Jersey	1.15%	1/1/2017	245,000	245,000
Cedar Rapids Bank and Trust Company *	Iowa	0.90%	1/1/2017	245,000	245,000
Centennial Bank *	Arkansas	0.61%	1/7/2017	245,925	245,925
Central Bank Illinois *	Illinois	1.00%	1/1/2017	249,500	249,500
Chemical Bank *	Michigan	1.00%	1/1/2017	249,500	249,500
CIT Bank *	California	0.55%	1/7/2017	146,010	146,010
Citibank, N.A. *	South Dakota	1.00%	1/1/2017	249,500	249,500
Coastal Community Bank *	Washington	0.70%	1/7/2017	246,515	246,515
Coconut Grove Bank *	Florida	0.50%	1/7/2017	245,787	245,787
Columbia Bank *	Washington	1.00%	1/1/2017	249,500	249,500
Comenity Bank Delaware *	Delaware	1.00%	1/1/2017	249,500	249,500
Comenity Capital Bank *	Utah	1.00%	1/1/2017	249,500	249,500
Commercial Bank Of California *	California	0.50%	1/7/2017	246,496	246,496
Commonwealth Bank and Trust Company *	Kentucky	0.90%	1/1/2017	245,000	245,000
Community Bank, Coast *	Mississippi	1.15%	1/1/2017	245,000	245,000
Dundee Bank *	Nebraska	0.80%	1/7/2017	246,481	246,481
East Boston Savings Bank *	Massachusetts	1.00%	1/1/2017	249,500	249,500
Embassy National Bank *	Georgia	0.90%	1/7/2017	247,377	247,377
Empire National Bank *	New York	1.15%	1/1/2017	245,000	245,000
Encore Bank, N.A. *	Florida	0.50%	1/7/2017	246,477	246,477
Enterprise Bank and Trust *	Missouri	0.50%	1/7/2017	103,006	103,006
Enterprise Bank and Trust Company *	Massachusetts	1.00%	1/1/2017	249,500	249,500
EverBank *	Florida	0.46%	1/7/2017	247,095	247,095
Farmers State Bank *	Georgia	1.00%	1/7/2017	246,046	246,046
Farmers State Bank Spencer *	Nebraska	1.00%	1/7/2017	246,136	246,136
Fidelity Bank Georgia *	Georgia	0.60%	1/7/2017	246,270	246,270
FineMark National Bank & Trust *	Florida	1.15%	1/1/2017	245,000	245,000
First American Bank *	Illinois	0.35%	1/7/2017	100,395	100,395
First Arkansas Bank and Trust *	Arkansas	0.75%	1/7/2017	57,923	57,923
First Business Bank *	Wisconsin	1.00%	1/1/2017	249,500	249,500
First Capital Bank of Kentucky *	Kentucky	0.75%	1/7/2017	246,547	246,547
First Citrus Bank *	Florida	0.60%	1/7/2017	246,700	246,700
First City Bank Of Commerce *	Florida	0.75%	1/7/2017	247,246	247,246
First Foundation Bank *	California	0.80%	1/7/2017	246,736	246,736
First Internet Bank of Indiana *	Indiana	0.60%	1/7/2017	246,795	246,795
First Tennessee Bank, N.A. * (a)	Tennessee	1.00%	1/1/2017	249,500	249,500
First Tennessee Bank, N.A. * (a)	Tennessee	1.15%	1/1/2017	212,532	212,532
Firstbank Florida *	Florida	0.70%	1/7/2017	246,866	246,866
Five Star Bank *	New York	0.75%	1/7/2017	245,000	245,000
Flagler Bank *	Florida	0.70%	1/7/2017	247,095	247,095
Floridian Community Bank *	Florida	1.00%	1/7/2017	246,783	246,783
Flushing Bank *	New York	0.75%	1/7/2017	245,000	245,000
Freedom Bank *	Florida	0.75%	1/7/2017	245,901	245,901
Great Midwest Bank *	Wisconsin	0.50%	1/7/2017	45,737	45,737
Great Plains National Bank *	Oklahoma	0.90%	1/1/2017	245,000	245,000
Great Western Bank *	South Dakota	0.75%	1/7/2017	245,000	245,000
Guaranty Bank *	Missouri	0.75%	1/7/2017	245,000	245,000
Independence Bank *	Montana	0.75%	1/7/2017	246,166	246,166
Independent Bank *	Texas	1.15%	1/1/2017	104,451	104,451
Independent Bank *	Texas	0.90%	1/1/2017	140,549	140,549
International Finance Bank *	Florida	0.70%	1/7/2017	247,085	247,085
Kennebec Federal Savings *	Maine	0.80%	1/7/2017	246,001	246,001
Kirkpatrick Bank *	Oklahoma	0.90%	1/1/2017	239,305	239,305
LegacyTexas Bank *	Texas	1.15%	1/1/2017	245,000	245,000
Luther Burbank Savings *	California	0.75%	1/7/2017	100,000	100,000
Machias Savings Bank *	Maine	1.00%	1/1/2017	34,403	34,403
Manufacturers Bank *	California	1.15%	1/1/2017	245,000	245,000
Mascoma Savings Bank *	New Hampshire	0.75%	1/7/2017	245,000	245,000
MB Financial Bank, N.A. *	Illinois	1.15%	1/1/2017	245,000	245,000
Mercantil Commerce Bank *	Florida	0.85%	1/7/2017	245,042	245,042
Merchants Bank of Indiana *	Indiana	1.15%	1/1/2017	245,000	245,000
Metropolitan Commercial Bank *	New York	0.65%	1/1/2017	248,402	248,402
Native American Bank *	Colorado	0.70%	1/7/2017	246,413	246,413
NexBank *	Texas	0.75%	1/7/2017	246,786	246,786
NorthStar Bank *	Iowa	0.50%	1/7/2017	245,804	245,804
Ocean Bank *	Florida	0.45%	1/7/2017	246,263	246,263
Oklahoma State Bank *	Oklahoma	1.00%	1/7/2017	246,251	246,251
One United Bank *	Massachusetts	0.67%	1/7/2017	245,931	245,931
Oritani Bank *	New Jersey	1.15%	1/1/2017	245,000	245,000
Pacific National Bank *	Florida	1.00%	1/7/2017	247,983	247,983
Panamerican Bank *	Florida	0.80%	1/7/2017	247,375	247,375
Passumpsic Savings Bank *	Vermont	1.15%	1/1/2017	245,000	245,000
PeaPack Gladstone Bank *	New Jersey	0.50%	1/7/2017	245,797	245,797
Post Oak Bank *	Texas	0.60%	1/7/2017	246,332	246,332
Professional Bank *	Florida	0.90%	1/7/2017	247,676	247,676
Quantum National Bank *	Georgia	0.50%	1/7/2017	246,188	246,188
Renasant Bank *	Mississippi	1.00%	1/1/2017	249,500	249,500
River Cities Bank *	Wisconsin	0.50%	1/7/2017	246,604	246,604
Riverbend Bank *	Texas	0.90%	1/7/2017	246,566	246,566
Sabadell United Bank, N.A. *	Florida	0.55%	1/7/2017	246,121	246,121
Santander Bank - Checking *	Delaware	0.00%	1/7/2017	100	100
Santander Bank, N.A. *	Delaware	0.50%	1/7/2017	246,446	246,446
Security Bank *	Oklahoma	1.15%	1/1/2017	245,000	245,000
Simmons Bank *	Arkansas	1.15%	1/1/2017	245,000	245,000
SouthEast Bank *	Tennessee	0.90%	1/1/2017	245,000	245,000
Sterling National Bank *	New York	1.00%	1/1/2017	249,500	249,500
Stonegate Bank *	Florida	0.60%	1/1/2017	45	45
Stonegate Bank *	Florida	0.90%	1/1/2017	247,335	247,335
TD Bank *	Delaware	0.10%	1/7/2017	10,034	10,034
The Bank of Delmarva *	Delaware	0.50%	1/7/2017	245,814	245,814
The Bryn Mawr Trust Company *	Pennsylvania	1.15%	1/1/2017	74,818	74,818
The Bryn Mawr Trust Company *	Pennsylvania	0.90%	1/1/2017	170,182	170,182
The First National Bank of Syracuse *	Kansas	0.75%	1/7/2017	5,695	5,695
The Foothills Bank *	Arizona	0.90%	1/1/2017	245,000	245,000
The Park National Bank *	Ohio	0.75%	1/7/2017	245,000	245,000
The Provident Bank *	New Jersey	1.15%	1/1/2017	245,000	245,000
The Washington Trust Company *	Rhode Island	1.00%	1/1/2017	249,500	249,500
Total Bank *	Florida	1.00%	1/7/2017	246,114	246,114
Transportation Alliance Bank *	Utah	1.15%	1/1/2017	245,000	245,000
TriState Capital Bank *	Pennsylvania	1.15%	1/1/2017	245,000	245,000
U.S. Bank National Association *	Ohio	0.75%	1/7/2017	245,000	245,000
Union Bank & Trust *	Nebraska	1.15%	1/1/2017	245,000	245,000
United Bank *	West Virginia	0.75%	1/7/2017	245,000	245,000
Washington Financial Bank *	Pennsylvania	1.00%	1/1/2017	249,500	249,500
Washington Savings *	Illinois	0.55%	1/7/2017	145,738	145,738
Waterford Bank, N.A. *	Ohio	1.15%	1/1/2017	245,000	245,000
West Bank *	Iowa	0.75%	1/7/2017	245,000	245,000
Wolverine Bank *	Michigan	0.25%	1/7/2017	5,971	5,971
TOTAL FOR BANK DEPOSITS (Cost $28,508,951) - 94.58%					$ 28,508,951

CERTIFICATES OF DEPOSIT - 3.28%
BAC Florida Bank *	Florida	1.02%	1/4/2017	$ 247,070	$ 247,070
Banco do Brazil *	Florida	1.34%	12/24/2017	248,041	248,041
Currie State Bank *	Minnesota	0.75%	2/5/2017	246,063	246,063
Randolph Savings Bank *	Massachusetts	1.09%	1/15/2017	247,363	247,363
TOTAL FOR CERTIFICATES OF DEPOSIT (Cost $988,562) - 3.28%					$ 988,537

MONEY MARKET FUND - 2.11%
Fidelity Institutional Money Market Fund		0.31%	1/3/2017	$ 634,644	$ 634,644
TOTAL FOR MONEY MARKET FUND (Cost $634,644) - 2.11%					$ 634,644

TOTAL INVESTMENTS (Cost $30,132,157) - 99.97%					$ 30,132,132

OTHER ASSETS LESS LIABILITIES, NET - 0.03%					9,269

NET ASSETS - 100.00%					$ 30,141,401

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at December 31, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(a) Deposits at this bank exceed federally insured limits of $250,000.

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $30,132,157)	$ 30,132,132
Receivables:
Interest	18,205
Prepaid Expenses	1,342
Total Assets	30,151,679
Liabilities:
Payables:
Due to Advisor	4,875
Transfer Agent Fees	1,006
Compliance Fees	116
Trustee Fees	419
Accrued Expenses	3,862
Total Liabilities	10,278
Net Assets	$ 30,141,401

Net Assets Consist of:
Paid In Capital	$ 30,141,426
Unrealized Depreciation in Value of Investments	(25)
Net Assets	$ 30,141,401

Institutional Class Shares:
Net Assets	$ 30,141,401
Shares Outstanding (Unlimited number of shares authorized without par value)	30,141,720
Net Asset Value	$ 1.00

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Statement of Operations
For the six months ended December 31, 2016 (Unaudited)

Investment Income:
Interest Income	$ 108,200
Total Investment Income	108,200

Expenses:
Advisory Fees	76,123
Transfer Agent	6,072
Trustee Fees	1,008
Legal	2,453
Audit Fees	2,357
Custody	2,945
Compliance Fees	723
NASDAQ Fees	252
Registration Fees	523
Miscellaneous	3,542
Printing & Mailing	69
Total Expenses	96,067
Fees Waived and Reimbursed by the Advisor	(50,392)
Net Expenses	45,675

Net Investment Income	$ 62,525

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	-
Net Change in Unrealized Depreciation on Investments	915
Net Realized and Unrealized Gain on Investments	915

Net Increase in Net Assets Resulting from Operations	$ 63,440

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2016	6/30/2016
Increase in Net Assets From Operations:
Net Investment Income	$ 62,525	$ 54,452
Net Realized Gain on Investments	-	-
Change in Unrealized Appreciation (Depreciation) on Investments	915	(940)
Net Increase in Net Assets Resulting from Operations	63,440	53,512

Distributions to Shareholders:
Net Investment Income	(62,720)	(54,864)
Total Dividends and Distributions Paid to Shareholders	(62,720)	(54,864)

Capital Share Transactions	(311,967)	29,952,865

Total Increase (Decrease) in Net Assets	(311,247)	29,951,513

Net Assets:
Beginning of Period	30,452,648	501,135

End of Period (including accumulated undistributed net investment
income of $0 and $0, respectively)	$ 30,141,401	$ 30,452,648

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the periods presented.

	(Unaudited)
	Six Months Ended		Year Ended		Period Ended	(a)
	12/31/2016		6/30/2016		6/30/2015

Net Asset Value, at Beginning of Period	$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations:
Net Investment Income *	0.00	(d)	0.00	(d)	0.00	(d)
Net Realized and Unrealized Gain (Loss) on Investments	0.00	(d)	0.00	(d)	0.00
Total from Investment Operations	0.00		0.00		0.00

Distributions:
Net Investment Income	0.00	(d)	0.00	(d)	0.00	(d)
Total from Distributions	0.00		0.00		0.00

Net Asset Value, at End of Period	$ 1.00		$ 1.00		$ 1.00

Total Return **	0.21%	(c)	0.32%		0.20%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30,141		$ 30,453		$ 501
Before Waivers
Ratio of Expenses to Average Net Assets	0.63%	(b)	0.64%		3.23%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09%	(b)	0.01%		(2.70)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets	0.30%	(b)	0.30%		0.25%	(b)
Ratio of Net Investment Income to Average Net Assets	0.41%	(b)	0.35%		0.28%	(b)
Portfolio Turnover	0.00%	(c)	0.00%		0.00%	(c)

(a) The Fund commenced investment operations on July 3, 2014.
(b) Annualized
(c) Not Annualized
(d) Amount is less than $0.005
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TCG Premier Money Market Fund
NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.  ORGANIZATION

The TCG Financial Series Trust VIII (“Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on April 9, 2013. The Trust may issue an unlimited number of shares of beneficial interest of separate series without par value. The TCG Premier Money Market Fund (formerly TCG U.S. Government Premier Money Market Fund) (the “Fund”) is a separate diversified series of the Trust. The Fund’s name was changed on October 28, 2015 removing the reference to “U.S. Government.”  There are currently no other series (or funds) in the Trust; however, additional series may be created by the Board of Trustees of the Trust (“Board” or “Trustees”) from time to time.  Currently, the only active share class is the Institutional Class shares.

The investment objective of the Fund is to achieve preservation of capital, current income, liquidity and stability of principal.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Investments:  The Fund seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Deposits held in the Fund’s portfolio include deposits in a checking account, money order, negotiable order of withdrawal account, savings account, money market deposit account, and time deposit such as a certificate of deposit.  These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind.  Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit.  To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance. The Fund may, during the normal course of business, utilize certain Insured Cash Sweep Service Programs (“ICS Programs”) in making deposits. An ICS Program allocates the Fund’s deposits among several banks so that the Fund’s deposit at any one bank does not exceed the federally insured limit. Depending on the banks used in each ICS Program’s allocation, it may be possible that the Fund’s deposits at a particular bank exceed the federally insured limit as a result of the combination of the deposits made by different ICS Programs at that bank. In such a case, the Adviser will periodically adjust the Fund’s deposits so that each of its deposits will not exceed the federally insured limit.  As of December 31, 2016, certain Fund deposits exceeded federally insured limits and are identified on the Schedule of Investments.

The Fund’s advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life to maturity of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund’s advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of Subchapter M, of the Internal Revenue Code, that are applicable to regulated investment companies and to distribute substantially all its taxable income and net capital gains to its shareholders.  Therefore, no federal income tax provision is required.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years, as defined by Internal Revenue Service statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2015 - 2016) or expected to be taken in the Fund’s 2017 tax returns.   For the year ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Dividends from net investment income will be declared daily and paid monthly, if any.  Net realized capital gains, if any, will be distributed annually.  Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities.

Net Asset Value Risk: There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the advisor the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.  The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets measured at fair value on a recurring basis follows.

Bank Deposit Accounts. Money market deposit accounts are valued at their cash liquidation value and are categorized as Level 1.

Money Market Funds. Money market funds are valued at their net asset value of $1.00 per share, and are categorized as Level 1.

Certificates of Deposit. Certificates of deposit are valued at their cash liquidation value and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund's assets measured at fair value as of December 31, 2016:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Bank Deposits	$ 28,508,951	$ -	$ -	$ 28,508,951
Certificates of Deposit	988,537	-	-	988,537
Money Market Fund	634,644	-	-	634,644
	$ 30,132,132	$ -	$ -	$ 30,132,132

For the six months ended December 31, 2016, the Fund did not hold any assets at any time in which significant unobservable inputs were used in determining fair value.  Therefore, no reconciliation of Level 3 securities is provided.  Also, there were no transfers between any levels during the period.  The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

4.  MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

Effective September 3, 2015, Catalyst Capital Advisors, LLC (“Catalyst” or the “Advisor”) has been retained by the Trust under an investment management agreement (the "Management Agreement") to act as the Fund’s investment advisor, subject to the authority of the Board.  The Management Agreement provides that the Advisor will provide the Fund with investment advice and supervision and will continuously furnish an investment program for the Fund consistent with the investment objectives, policies and restrictions of the Fund.  The Advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses. Prior to September 3, 2015, TCG Financial Services, LLC (“TCG”) was the Fund’s investment advisor.

It is the responsibility of the Advisor to make investment decisions for the Fund and to provide continuous supervision of the investment portfolio of the Fund. The Fund pays the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.50% of the Fund’s average daily net assets.  For the period August 25, 2014 through September 2, 2015 the investment management fee was 0.60% of the Fund’s average daily net assets and paid to TCG. Effective September 3, 2015, the Board approved a change of the management fee, decreasing it to 0.50% of the average daily net assets of the Fund and paid to Catalyst.

The Advisor has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding brokerage;  taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; acquired fund fees and expenses; expenses incurred pursuant to the Fund’s shareholder servicing plan; extraordinary expenses; non-routine expenses and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any)).  For the period August 25, 2014 through September 2, 2015 the expense limitation was a percentage of daily net assets of 0.25% (Institutional Shares), 0.30% (Service Shares), 0.35% (Investor A Shares), 0.40% (Investor B Shares), 0.45% (Investor C Shares) of the Fund’s average daily net assets.  Effective September 3, 2015 the expense limitation is a percentage of daily net assets of 0.30% for all share classes until October 31, 2016 (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) of the Fund’s average daily net assets. While the Fund considers “non-routine expenses” to include, but not be limited to, any reimbursement payments made by the Fund to the investment advisor of fund fees and expenses that were previously voluntarily waived or reimbursed by the investment advisor in order to maintain a positive net yield for the fund (the “voluntary yield waiver”), the Advisor has agreed that such expenses are subject to the foregoing contractual expense limitation agreement. The Fund may have to repay some of these waivers and/or reimbursements to the Advisor in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days’ written notice to the Advisor and will terminate automatically upon the termination of the Management Agreement.  The Advisor may not terminate this agreement without the consent of the Board of the Trust, which consent will not be unreasonably withheld.

For the six months ended December 31, 2016, Catalyst earned $76,123 pursuant to the management agreement. For the six months ended December 31, 2016, Catalyst waived advisory fees of $50,392 pursuant to the expense limitation agreement. At December 31, 2016, the Fund owed the Advisor $4,875 in advisory fees.

At June 30, 2016, the amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2016	June 30, 2019	$52,032

A Trustee of the Trust was also an officer of TCG.

5.  DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 Plan (the "Plan") that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan has not been activated, currently.

6.  CAPITAL SHARE TRANSACTIONS

The Board is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.  As of December 31, 2016, paid-in-capital totaled $30,141,426.

The following is a summary of capital share activity for the six months ended December 31, 2016, and the year ended June 30, 2016:

	Six Months Ended December 31, 2016		Year Ended June 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	200,313	$ 200,313	30,800,000	$ 30,800,000
Shares issued in reinvestment of distributions	62,720	62,720	54,864	54,864
Shares redeemed	(575,000)	(575,000)	(901,999)	(901,999)
Net Increase (Decrease)	(311,967)	$ (311,967)	29,952,865	$ 29,952,865

7.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $0 and $0, respectively.

8.  TAX MATTERS

For the six months ended December 31, 2016, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments	$ 30,132,157

Gross tax appreciation of investments	$ -

Gross tax depreciation of investments	$ (25)

Net tax depreciation of investments	$ (25)

The Fund declares daily and pays monthly, if any, income distributions.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2016 the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income

$           -

Depreciation on Investments

$     (940)

Total distributable earnings

$     (940)

During the six months ended December 31, 2016, distributions of $0.0021 per share, or $62,720 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the six months ended December 31, 2016 was $62,720 of ordinary income.

During the year ended June 30, 2016, distributions of $0.0032 per share, or $54,864 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the year ended June 30, 2016 was $54,864 of ordinary income.

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, Carey and Company, for the benefit of its customers, owned, in aggregate, approximately 99% of the voting securities of the Fund, and may be deemed to control the Fund.

10.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

11.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties.  The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  The Fund expects the risk of loss to be remote.

12.  NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds’ financial statements and related disclosures.

TCG Premier Money Market Fund

Expense Illustration

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of the TCG Premier Money Market Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2016 through December 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2016	December 31, 2016	July 1, 2016 to December 31, 2016

Actual	$1,000.00	$1,002.08	$1.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,023.69	$1.53

* Expenses are equal to the Fund's annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TCG PREMIER MONEY MARKET FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2016 (UNAUDITED)

PROXY VOTING POLICY

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-494-2755 and from Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-800-494-2755 to request a copy of the SAI or to make shareholder inquiries.

Investment Advisor

Catalyst Capital Advisors, LLC

36 New York Avenue, Floor 2

Huntington, NY 11743

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel

Thompson Hine LLP

41 S. High Street

Columbus, OH 43215

Custodian

The Huntington Bank, N.A.

41 South High Street
Columbus, OH 43219

Transfer Agent, Fund Accountant and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust VIII

By: /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jorge H. Coloma

Jorge H. Coloma

President and Trustee

Date: March 10, 2017

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date: March 10, 2017